Consolidated Statements of Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) ₪ / shares [1]	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 ILS (₪) ₪ / shares	Dec. 31, 2015 ILS (₪) ₪ / shares
Consolidated Statements of Income [abstract]
Revenues	₪ 9,789	$ 2,823	₪ 10,084	₪ 9,985
Costs and expenses
Depreciation and amortization	2,117	611	2,161	2,131
Salaries	2,008	579	2,017	1,960
General and operating expenses	3,911	1,128	4,024	3,878
Other operating expenses (income), net	149	43	21	3
Cost of sales	8,185	2,361	8,223	7,972
Operating profit	1,604	462	1,861	2,013
Financing (income) expenses
Finance expenses	652	188	1,108	759
Finance income	(75)	(22)	(133)	(164)
Financing expense, net	577	166	975	595
Profit after financing expenses, net	1,027	296	886	1,418
Share of loss (income) in equity-accounted investees	5	1	5	(12)
Profit before income tax	1,022	295	881	1,430
Income tax	347	100	442	347
Net profit for the year	675	195	439	1,083
Profit (loss) attributable to:
Shareholders of the Company	(15)	(4)	(202)	87
Non-controlling interests	690	199	641	996
Net profit for the year	₪ 675	$ 195	₪ 439	₪ 1,083
Earnings (loss) per share
Basic | (per share)	₪ (0.82)	$ (0.24)	₪ (10.52)	₪ 4.54
Diluted | (per share)	₪ (0.82)	$ (0.24)	₪ (10.52)	₪ 4.47

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.